VESSELS AND CAPITALIZED DRY-DOCKING (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance	$ 1,748.4
Balance	1,965.2	$ 1,757.2	$ 1,748.4
Vessels and capitalized dry docking
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,722.5
Impairment losses on tangible fixed assets	0.8
Balance	1,930.4	1,733.6	1,722.5
Vessels and capitalized dry docking | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance	2,160.1	2,064.2	2,064.2
Additions	283.4	68.4	102.5
Disposals	20.1	14.5	29.8
Transferred to/from other items	27.5	148.1	148.1
Transferred to assets held-for-sale	17.2	108.3	124.9
Balance	2,433.7	2,157.9	2,160.1
Vessels and capitalized dry docking | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(406.2)	(360.6)	(360.6)
Disposals	(20.1)	(14.5)	(29.8)
Depreciation for the year	92.7	89.1	118.4
Transferred to assets held-for-sale	(6.5)	(36.4)	(43.0)
Balance	(472.3)	(398.8)	(406.2)
Vessels and capitalized dry docking | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(31.4)	(28.8)	(28.8)
Impairment losses on tangible fixed assets	0.8	4.8	11.1
Transferred to assets held-for-sale	(1.2)	(8.1)	(8.5)
Balance	$ (31.0)	$ (25.5)	$ (31.4)